Temporary Equity and Stockholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock shares authorized	315,000,000	55,659,643
Common stock shares issued	72,027,743	30,281,520
Common stock shares outstanding	72,027,743	30,281,520
Preferred stock, redemption price per share	$ 1,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	7,765,229
Preferred stock shares issued	0	7,756,158
Preferred stock shares outstanding	0	7,756,158
Preferred stock, dividend rate, percentage	(13.00%)
Preferred stock, redemption amount	$ 85,200,000
Preferred stock redemption premium rate	2.00%
Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized	10,480,538
Preferred stock shares issued	0	7,862,107
Preferred stock shares outstanding	0	7,862,107
Preference share discount rate	2.00%
Preferred stock, dividend rate, percentage	(13.75%)
Preferred stock, redemption amount	$ 86,900
Preferred stock redemption premium rate	1.00%
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	6,872,894
Preferred stock shares issued	0	2,566,186
Preferred stock shares outstanding	0	2,566,186
Convertible preferred stock, shares issued upon conversion	16,802
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	9,090,975
Preferred stock shares issued	0	9,090,975
Preferred stock shares outstanding	0	9,090,975
Preferred stock, dividend rate, percentage	(10.00%)
Preferred stock, redemption amount	$ 97,800,000
Common Stock [Member]
Class of Stock [Line Items]
Capital units, authorized	350,000,000
Common stock shares authorized	315,000,000
Common stock shares issued	72,027,743
Common stock shares outstanding	72,027,743
Preferred stock shares authorized	35,000,000
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Convertible preferred stock, shares issued upon conversion	2,520,368